Note 4 - Leases - Balance Sheet Information (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Operating lease right-of-use asset			$ 63,000
Total right-of-use assets	$ 486,730	$ 559,347
Finance lease liability, current	102,689	100,728
Total lease liabilities	373,096	520,511
Other Noncurrent Assets [Member]
Operating lease right-of-use asset	4,850	51,535
Property, Plant and Equipment, Net [Member]
Finance lease right-of-use asset	481,880	507,812
Accounts Payable and Accrued Liabilities [Member]
Operating lease liability, current	4,850	47,431
Current Portion of Financing Lease [Member]
Finance lease liability, current	102,689	100,728
Other Noncurrent Liabilities [Member]
Operating lease liability, non-current		4,104
Finance lease liability, non-current	$ 265,557	$ 368,248